Cost of Sales - Disclosure of Cost of Sale (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cost of sales [line items]
Inventories at the beginning of the year	$ 6,853,333,000	$ 5,892,728,000	$ 6,341,329,000
Finished products	595,989,000	317,369,000	412,504
Products in progress	1,656,335,000	1,414,029,000	1,799,461,000
Raw materials, materials, fuel and spare parts	4,601,009,000	4,161,330,000	4,129,364,000
Currency translation differences	273,804,000	149,228,000	(13,124,000)
Purchases and production expenses for the year	27,997,878,000	31,551,389,000	28,038,808,000
Inventories at the end of the year	(6,983,021,000)	(6,853,333,000)	(5,892,728,000)
Cost of sales	28,141,994,000	30,740,012,000	28,474,285,000
Cost of sales [member]
Disclosure of cost of sales [line items]
Finished products	(489,582,000)	(595,989,000)	(317,369,000)
Products in progress	(1,577,277,000)	(1,656,335,000)	(1,414,029,000)
Raw materials, materials, fuel and spare parts	(4,916,162,000)	(4,601,009,000)	(4,161,330,000)
Cost of sales	$ 28,141,994,000	$ 30,740,012,000	$ 28,474,285,000